EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3%
	AGENCY CMBS — 1.8%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$ 87,048
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	7.9660	06/25/27	2,711,738
2,508,545	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	7.5660	05/25/29	2,191,030
57,424	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2380	04/16/53	134
927,889	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	8.6520	10/15/49	905,445
					5,895,395
	AUTO LOAN — 1.5%
660,575	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	662,948
838,328	BOF VII AL Funding Trust I Series 2023-CAR3 A2(c)		6.2910	07/26/32	815,509
279,445	BOF VII AL Funding Trust I Series 2023-CAR3 B(c)		6.6320	07/26/32	271,302
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	307,473
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	99,137
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	2,669,970
					4,826,339
	CDO — 2.3%
198,011	Aspen Funding I Ltd. Series 2002-1x		9.0600	07/10/37	199,968
4,856,019	Galleria CDO V Ltd. Series 5A B(c),(d)	US0003M + 2.400%	7.9100	09/19/37	4,684,474
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	US0003M + 0.500%	2.3910	11/05/36	342,453
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	US0003M + 1.000%	6.5700	04/15/35	2,415,159
					7,642,054
	CLO — 1.9%
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	9.3280	07/20/30	498,005
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	6.1810	07/15/45	130,741
187,470	Halcyon Loan Advisors Funding Ltd. Series 2014-2A C(c),(d)	TSFR3M + 3.762%	9.1270	04/28/25	187,479
962,291	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	9.4340	08/01/25	649,000
1,000,000	Nassau Ltd. Series 2017-IIA C(c),(d)	TSFR3M + 2.512%	7.8200	01/15/30	966,868
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	11.4200	07/15/31	171,099
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	TSFR3M + 3.862%	9.1880	07/20/31	481,765
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	TSFR3M + 5.262%	10.5880	07/20/31	2,418,239
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	9.0410	08/18/31	440,780
500,000	Zais Clo 13 Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	10.0900	07/15/32	412,537
					6,356,513

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3%
81,776	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	$ 77,851
257,702	Adjustable Rate Mortgage Trust Series 2005-3 7A1(b)		4.9600	07/25/35	228,575
480,295	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	6.2690	11/25/35	163,177
35,197	Alternative Loan Trust Series 1998-4 IIA3(e)		5.8630	08/25/28	33,638
91,006	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	87,784
33,540	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	33,656
110,945	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	104,003
105,139	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	97,515
18,292	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	17,896
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	33,334
9,190	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	8,868
136,325	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	122,952
58,309	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	57,064
47,768	Alternative Loan Trust Series 2004-15 1A2(b)		6.2410	09/25/34	44,663
572,881	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	545,965
432,616	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	391,853
40,041	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	36,427
82,176	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	72,335
32,747	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	27,989
135,908	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	115,948
77,845	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	5.6390	05/25/35	66,333
137,153	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	97,435
184,356	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	5.7800	08/25/35	145,438
40,912	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	21,040
32,823	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	25,318
52,652	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	30,383
98,253	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	5.9890	12/25/35	87,922
130,410	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	6.0290	01/25/36	117,657
105,324	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	30,822
44,859	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	42,480
1,105,112	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	1,046,497
369,567	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		3.5670	08/25/37	159,595
93,959	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	7.8760	04/25/44	84,282
1,879,000	Angel Oak Mortgage Trust Series 2021-6 M1(b),(c)		2.7720	09/25/66	1,080,888

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
181,268	APS Resecuritization Trust Series 2016-3 3A(c),(d)	TSFR1M + 2.964%	8.2790	09/27/46	$ 181,063
195,280	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	187,117
104,778	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	99,956
59,638	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9300	02/25/57	49,852
221,517	Banc of America Funding Trust Series 2005-1 1A1		5.5000	02/25/35	200,567
42,582	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.8600	06/20/35	30,887
37,538	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	5.5620	10/25/36	37,248
89,107	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	17,104
702,568	Banc of America Funding Trust Series 2006-I 4A1(b)		3.9890	10/20/46	579,926
26,646	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.5550	12/25/32	20,520
51,339	Banc of America Mortgage Trust Series 2005-E 2A1(b)		4.5930	06/25/35	43,292
44,647	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.3860	07/25/35	36,443
26,691	Banc of America Mortgage Trust Series 2005-H 2A1(b)		4.0030	09/25/35	22,346
134,828	Banc of America Mortgage Trust Series 2005-L 2A4(b)		4.0020	01/25/36	108,902
957,816	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.5760	01/26/38	919,641
1,728,853	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.5750	03/26/37	1,672,383
850,187	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	660,428
3,606	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.0440	11/25/34	3,359
32,455	Bear Stearns ARM Trust Series 2003-5 1A1(b)		5.8180	08/25/33	30,402
4,304	Bear Stearns ARM Trust Series 2003-7 6A(b)		4.4570	10/25/33	4,076
44,457	Bear Stearns ARM Trust Series 2003-8 2A1(b)		3.9050	01/25/34	40,773
107,528	Bear Stearns ARM Trust Series 2004-1 124M(b)		4.0940	04/25/34	96,293
11,684	Bear Stearns ARM Trust Series 2004-1 21A1(b)		4.6790	04/25/34	10,559
112,869	Bear Stearns ARM Trust Series 2004-5(b)		3.6850	07/25/34	92,110
97,254	Bear Stearns ARM Trust Series 2004-6 3A(b)		4.2600	09/25/34	67,898
886,780	Bear Stearns ARM Trust Series 2004-8 13A1(b)		3.5550	11/25/34	799,033
47,469	Bear Stearns ARM Trust Series 2004-8 2A1(b)		4.0020	11/25/34	43,494
45,432	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.0380	01/25/35	43,657
926,011	Bear Stearns ARM Trust Series 2007-3 2A1(b)		3.7340	05/25/47	741,086
582,706	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	247,592
596,476	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	500,738
153,781	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		4.1930	01/26/36	123,208
35,761	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	6.1280	11/20/34	33,372
99,409	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	75,551

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
240,455	Brean Asset Backed Securities Trust Series 2021-RM2 A(b),(c)		1.7500	10/25/61	$ 195,853
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(e)		5.2500	01/25/63	1,814,318
3,220,141	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	1,825,801
598,898	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	563,640
2,807,705	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,312,017
94,141	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4510	09/25/34	89,370
82,608	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	77,421
1,003,415	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	952,931
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	180,458
93,046	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8970	03/25/50	71,674
156,589	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	148,508
326,543	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		4.4600	09/25/36	274,249
490,526	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	9,094
269,795	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		6.0000	05/25/37	66,558
193,102	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	5.6790	10/25/36	134,473
100,672	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	84,331
116,657	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	107,563
132,041	CHL Mortgage Pass-Through Trust Series 2003-56 2A5(b)		4.5080	12/25/33	120,693
115,106	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		4.1160	02/25/34	98,094
27,677	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	26,332
50,432	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		4.7400	05/25/34	46,415
65,944	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	64,111
74,178	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	72,689
50,659	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		4.7410	07/20/34	47,321
115,412	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	107,877
40,014	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.3680	08/25/34	35,920
60,592	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	58,678
55,373	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		4.4520	04/20/35	49,715
2,971,213	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,224,983
542,170	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	329,504
99,632	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	41,696
94,004	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.7640	03/25/37	82,556
50,733	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	19,530

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.3860	03/25/58	$ 244,765
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6270	03/25/67	135,115
864,573	CIM Trust Series 2019-J1 B3(b),(c)		3.9440	08/25/49	695,309
128,172	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	120,535
36,959	Citicorp Mortgage Securities Trust Series Series 2006-6 A4		6.0000	11/25/36	35,426
75,853	Citicorp Mortgage Securities Trust Series Series 2007-2 APO(f)		0.0000	02/25/37	39,127
183,181	Citicorp Mortgage Securities Trust Series Series 2007-4 1A5		6.0000	05/25/37	159,542
4,515	Citicorp Mortgage Securities Trust Series Series 2005-7 2A1		5.0000	10/25/55	4,424
105,264	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		5.5280	07/25/24	5,219
3,888	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		4.2320	09/25/32	3,471
161,760	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		4.2600	09/25/34	139,415
196,110	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4850	05/25/35	178,548
64,506	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)		5.5820	02/25/37	63,606
1,024	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	1,008
45,028	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	41,181
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	240,222
262,875	CITIGROUP MORTGAGE LOAN TRUST Series 2021-J1 A4A(b),(c)		2.5000	04/25/51	201,608
11,648	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	10,403
128,068	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		5.8820	08/25/34	112,704
24,772	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		5.9110	08/25/34	21,461
44,508	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	39,920
46,276	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	44,816
41,737	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	34,214
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	404,658
146,722	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		4.2770	11/25/31	146,204
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.4350	11/25/31	143,655
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.2010	01/25/32	124,423
76,843	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	73,724
526,855	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	508,728
22,620	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	20,867

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
73,474	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8(d)	8*(USISDA30-USISDA02)	5.5000	10/25/33	$ 68,327
220,423	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	205,332
162,946	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	149,675
113,571	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	6.0790	09/25/35	76,454
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/24	—
426,963	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	392,753
89,015	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		4.2580	10/25/33	82,094
68,431	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	63,865
455,648	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	416,263
26,838	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	25,911
33,981	CSMC Series Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	32,562
309,232	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	80,144
1,419,252	CSMC Trust Series 2015-1 B4(b),(c)		3.9050	01/25/45	1,160,824
198,394	CSMC Trust Series 2017-FHA1 A1(b),(c)		3.2500	04/25/47	171,996
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5640	01/25/60	187,272
1,646,081	CSMLT Trust Series 2015-2 B4(b),(c)		3.8580	08/25/45	1,267,908
32,688	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	31,716
104	DLJ Mortgage Acceptance Corporation Series 1993-19 B2		6.7500	01/25/24	101
38,201	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	6.1480	01/19/45	29,363
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8800	01/25/67	223,397
201,453	Fannie Mae Trust Series 2005-W3 3A(b)		3.9430	04/25/45	190,957
473,000	Finance of America HECM Buyout Series 2022-HB1 M3(b),(c)		5.0840	11/25/25	411,703
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	5.7350	11/26/35	34,679
171,141	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.2100	06/25/34	160,537
12,875	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		6.0590	09/25/34	12,329
72,772	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	31,070
524,768	First Horizon Mortgage Pass-Through Trust Series 2005-AR3 2A1(b)		5.4660	08/25/35	371,396
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0001	10/25/35	16,437

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0001	11/25/35	$ 446
104,372	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.4400	11/25/36	59,032
237,390	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.0260	11/25/37	105,877
1,109,000	Flagstar Mortgage Trust Series 2017-1 B5(b),(c)		3.6190	03/25/47	659,829
358,954	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4640	05/25/48	287,770
276,205	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0320	12/25/49	215,762
96,520	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3640	12/30/51	53,131
11,024	Freddie Mac REMICS Series 4910 MI(a)		4.0000	08/25/49	2,047
1,000,000	Freddie Mac STACR REMIC Trust Series 2022-HQA1 M2(c),(d)	SOFR30A + 5.250%	10.5380	03/25/42	1,054,625
420,000	Freddie Mac STACR REMIC Trust Series 2020-DNA6 B1(c),(d)	SOFR30A + 3.000%	8.2880	12/25/50	404,432
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	13.5520	07/25/49	1,094,839
20,298	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	5.8300	07/25/44	18,630
145,384	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	5.6300	10/25/44	131,954
1,131,769	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		7.6500	11/25/32	1,106,299
86,374	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	83,386
66,461	GMACM Mortgage Loan Trust Series 2005-AR3 5A2(b)		3.8810	06/19/35	54,184
2,202,132	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.0170	09/19/35	1,899,087
115,378	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.2800	04/19/36	85,863
383,868	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7440	10/20/62	8,435
1,276,704	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.0810	11/20/66	51,585
105,589	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.7780	06/20/24	99,558
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0720	08/25/49	305,845
1,231,911	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	1,105,839
1,075,906	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	US0001M + 0.400%	5.8290	06/25/34	945,421
1,850,427	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,784,155
302,333	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	292,001
32,298	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	5.7790	03/25/35	28,164
170,032	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	5.7790	09/25/35	137,239
125,788	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	109,363
786,444	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	141,608
13,238	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.2320	06/25/34	11,848

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
361,337	GSR Mortgage Loan Trust Series 2004-13F 2A1		4.2500	11/25/34	$ 335,419
624,015	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	6.0290	12/25/34	316,693
43,661	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	40,766
30,058	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	5.8690	05/25/35	25,595
14,338	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	5.8690	05/25/35	10,827
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		5.1340	07/25/35	287,680
5,390	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	5,100
27,615	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	10,901
114,174	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	57,496
72,690	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		4.1200	05/25/37	43,549
226,946	HarborView Mortgage Loan Trust Series 2003-1 A(b)		4.5510	05/19/33	187,573
1,546,445	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		4.3120	11/19/34	1,374,263
44,450	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		5.5800	12/19/35	28,095
85,000	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	6.1940	07/25/35	81,879
190,615	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.4910	01/25/37	149,087
201,612	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	80,435
162,194	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.5390	09/25/37	119,797
269,432	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2250	07/25/51	216,987
169,921	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2250	07/25/51	129,352
274,690	Hundred Acre Wood Trust Series 2021-INV2 B3(b),(c)		3.2990	10/25/51	180,817
450,442	Hundred Acre Wood Trust Series 2021-INV2 B1(b),(c)		3.2990	10/25/51	325,478
296,776	Hundred Acre Wood Trust Series 2021-INV2 B2(b),(c)		3.2990	10/25/51	209,589
774,638	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3230	10/25/51	620,802
218,095	Hundred Acre Wood Trust Series 2021-INV3 B2(b),(c)		3.3230	12/25/51	154,221
141,294	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3230	12/25/51	94,960
56,037	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	54,086
63,992	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	60,633
29,796	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	7.2290	11/25/34	29,211
36,736	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	6.3140	03/25/35	32,469
22,876	Impac CMB Trust Series 2004-10 4M2(d)	TSFR1M + 1.614%	6.9290	03/25/35	20,622
297,435	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	6.1790	05/25/35	276,991
756,533	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	6.5540	05/25/35	705,022
616,641	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	6.1790	02/25/36	559,870
37,255	Impac CMB Trust Series Series 2004-10 3M3(d)	TSFR1M + 1.089%	6.4040	03/25/35	33,773

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
38,773	Impac CMB Trust Series Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9040	04/25/35	$ 37,082
133,772	Impac CMB Trust Series Series 2005-8 2M3(d)	TSFR1M + 2.364%	7.6790	02/25/36	126,708
120,796	Impac CMB Trust Series Series 2005-8 2B(d)	TSFR1M + 2.364%	7.6790	02/25/36	112,098
196,035	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	159,100
92,261	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	6.1290	05/25/36	88,022
18,579	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		3.9150	12/25/34	16,624
255,786	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		3.9840	02/25/35	228,702
265,357	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	5.8890	04/25/35	217,296
2,677	Interstar Millennium Series Trust Series 2003-3G A2(d)	US0003M + 0.500%	6.0440	09/27/35	2,434
26,198	Interstar Millennium Series Trust Series 2005-1G A(d)	US0003M + 0.400%	5.9130	12/08/36	22,806
246,141	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	1.7210	12/25/35	20,417
959,207	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	515,824
390,646	JP Morgan MBS Series Series 2006-R1 6A1(b),(c)		5.1910	09/28/44	290,808
35,676	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		4.2670	11/25/33	32,381
9,504	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		4.8840	07/25/34	8,785
24,220	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	21,620
30,841	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		4.0960	10/25/35	29,971
16,533	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.0540	06/25/36	11,625
187,261	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		3.8990	01/25/37	148,335
357,204	JP Morgan Mortgage Trust Series 2007-A2 2A3(b)		4.3920	04/25/37	238,527
20,422	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	18,220
184,613	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1710	03/25/50	145,710
235,398	JP Morgan Mortgage Trust Series Series 2008-R2 2A(b),(c)		5.5000	12/27/35	182,997
124,958	JP Morgan Tax-Emept Pass-Through Trust Series Series 2012-3 A(b),(c)		3.0000	10/27/42	109,256
169,469	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	8.7790	10/25/57	168,387
2,738,265	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	06/13/51	2,525,408
329,576	Legacy Mortgage Asset Trust Series 2020-GS5 A1(c),(e)		6.2500	06/25/60	329,841
142,332	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	137,514
100,022	LSTAR Securities Investment Ltd. Series 2020-1 A(c),(d)	TSFR1M + 2.914%	8.2330	02/01/26	96,052
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		3.5140	12/25/32	36,178
16,633	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.4930	07/25/33	15,230
30,192	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		3.7230	12/25/33	27,180
21,046	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		5.1250	12/25/33	20,774
46,874	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		4.7440	01/25/34	41,412

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
51,486	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		5.2900	04/25/34	$ 45,513
177,822	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		3.3950	12/25/34	167,847
222,804	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.6350	09/25/35	138,839
113,310	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.4330	05/25/36	44,448
157,003	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1720	05/25/33	139,905
42,498	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	38,834
54,676	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	55,380
101,964	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	96,152
185,855	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	173,803
58,078	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	57,247
240,710	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	228,056
25,156	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	23,984
53,180	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	48,736
356,385	MASTR Alternative Loan Trust Series 2004-6 8A1		5.5000	07/25/34	336,932
42,406	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	39,778
176,717	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	164,658
365,444	MASTR Alternative Loan Trust Series 2004-6 4A1		6.2500	07/25/34	356,888
700,134	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	679,020
921,141	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	899,951
25,717	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	14,240
2,199	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,911
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	231,154
866,092	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
190	MASTR Asset Securitization Trust Series 2003-12 1A1		5.2500	12/25/24	189
48,232	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	40,725
20,004	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	18,868
57,279	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	55,227
64,363	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	60,421
18,020	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	17,066
188,511	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	159,299
9,208	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	8,642
2,874,522	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	2,179,008
70,907	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	55,935
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	US0001M + 0.500%	5.9290	06/25/36	736,843

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
1,004,759	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	5.8790	10/25/36	$ 154,153
18,436	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	14,153
141,719	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.5530	05/25/36	129,308
22,831	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.4650	10/25/32	19,145
58,663	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		5.7320	10/25/32	53,126
367,008	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	345,474
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.2750	10/25/48	620,870
564,662	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6430	04/25/51	429,076
35,967	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A4 3A(b)		4.9700	05/25/33	32,398
162,065	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2005-A4 1A(b)		2.1580	07/25/35	75,063
32,839	Merrill Lynch Mortgage Investors Trust Series Series 2003-A6 1A(b)		4.0390	09/25/33	30,532
154,132	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2004-HB1(b)		5.0160	04/25/29	138,086
45,054	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 2A2(b)		3.3740	09/25/37	33,730
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		3.9780	08/25/61	787,715
61,271	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		5.6170	03/25/33	53,964
18,760	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.9400	02/25/34	17,669
24,426	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		2.7860	10/25/34	21,778
21,291	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		4.8790	10/25/34	18,721
16,438	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.2420	11/25/34	14,981
73,895	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	29,929
17,979	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		5.7500	06/25/36	16,653
3,635,490	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	5.6200	02/25/42	3,509,007
145,124	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	8.6540	12/25/34	141,172
248,371	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	6.2240	08/25/35	235,361
170,144	MRFC Mortgage Pass-Through Trust Series Series 2000-TBC3 B4(b),(c)		5.6110	12/15/30	152,778
552,318	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	533,039
26,935	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,995
349,729	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	291,613
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8830	11/25/59	454,744
153,925	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	135,781

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
563,194	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	5.9490	07/25/35	$ 395,927
83,664	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		5.9570	03/25/47	79,475
3,774,664	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0001	09/25/38	292,536
397,470	PHHMC Series Trust Series 2005-4 A8(b)		5.9060	07/18/35	376,368
1,263,165	Point Securization Trust Series 2021-1 A1(b),(c)		3.2280	02/25/52	1,197,230
368,952	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	347,826
459,874	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2500	02/25/50	354,262
17,904	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	17,074
5,064	RALI Series Trust Series 2005-QA4 A41(b)		4.1560	04/25/35	4,853
112,232	RALI Series Trust Series 2005-QA12 CB1(b)		5.2550	12/25/35	53,580
10,523	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	07/25/35	9,855
335,867	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	280,219
100,496	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.3790	01/25/34	79,066
18,515	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	16,968
14,899	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	14,348
88,606	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	5.8490	07/25/36	77,665
144,200	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	137,283
1,424,277	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	5.9790	08/25/33	1,237,878
29,000	Residential Asset Securitization Trust Series 2003-A10 A2		5.2000	09/25/33	27,066
526,694	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	477,601
36,942	RESIMAC Bastille Trust Series Series 2019-1NCA A1(c),(d)	TSFR1M + 1.044%	6.3620	09/05/57	37,127
4,250,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	3,303,446
295,585	RMF Proprietary Issuance Trust Series 2021-2 A(b),(c)		2.1250	09/25/61	212,559
1,037,670	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	675,393
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	706,076
239,510	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	193,867
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	549,532
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	164,436
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(f)		0.0000	04/29/30	—
410,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	280,614
46,748	Seasoned Credit Risk Transfer Trust Series Series 2017-3 B(f)		0.0000	07/25/56	4,955
860,000	Seasoned Credit Risk Transfer Trust Series Series 2019-1 M(b)		4.7500	07/25/58	787,696
3,140,000	Seasoned Credit Risk Transfer Trust Series Series 2020-1 M(b)		4.2500	08/25/59	2,709,896

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
3,400,000	Seasoned Credit Risk Transfer Trust Series Series 2020-2 M(b)		4.2500	11/25/59	$ 2,966,617
395,235	Sequoia Mortgage Trust Series 2003-4 1A1(d)	US0001M + 0.620%	6.0480	07/20/33	348,332
33,564	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	6.0480	11/20/34	30,892
46,828	Sequoia Mortgage Trust Series 2004-10 A3B(d)	US0006M + 0.780%	6.1910	11/20/34	38,475
66,181	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	5.8680	03/20/35	56,471
364,315	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	5.9830	05/20/35	255,024
355,295	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	6.2080	01/20/36	256,785
285,241	Sequoia Mortgage Trust Series 2007-2 1B1(d)	US0001M + 0.600%	6.0280	06/20/36	217,568
167,304	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5160	05/25/43	155,393
269,786	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	241,339
78,082	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6070	02/25/47	54,288
79,789	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.6010	04/25/47	53,807
434,926	Sofi Mortgage Trust Series 2016-1A B3(b),(c)		3.0970	11/25/46	272,882
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	78,632
585,688	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		4.0260	10/25/37	471,960
51,588	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.3290	03/25/34	47,130
64,425	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.8540	12/25/34	55,700
209,229	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.3010	03/25/35	174,538
338,677	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.6060	07/25/35	196,002
791,541	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.1850	02/25/36	683,491
7,646	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	5.8090	09/25/36	6,598
173,110	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A1(b)		5.5570	01/25/34	152,966
30,549	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A2(b)		5.5570	01/25/34	29,682
55,581	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0001	11/25/30	31,424
3,106,296	Structured Asset Securities Corp Reverse Mortgage Series 2007-RM1 M3(c),(d)	TSFR1M + 1.964%	7.2790	05/25/47	2,997,632
2,051,705	Structured Asset Securities Corp Reverse Mortgage Series 2007-RM1 M4(c),(d)	TSFR1M + 3.114%	8.4290	05/25/47	1,880,127
2,875	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	6.2130	12/25/33	2,642
13,728	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		4.9310	02/25/34	12,948
106,824	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		4.9310	02/25/34	100,696

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		4.9310	02/25/34	$ 273,259
80,820	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	5.7790	04/25/35	69,502
109,728	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		3.8640	06/25/35	93,640
68,412	Suntrust Alternative Loan Trust Series Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.7500	12/25/35	50,895
214,702	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6780	07/25/48	173,021
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1560	11/25/48	154,940
230,000	Towd Point Mortgage Trust Series 2015-1 B1(b),(c)		4.1820	10/25/53	201,228
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	87,855
538,000	Vista Point Securitization Trust Series 2020-1 M1(b),(c)		4.1510	03/25/65	489,473
57,830	Wachovia Mortgage Loan Trust, LLC Series Series 2006-A 4A1(b)		4.2930	05/20/36	54,720
42,211	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR14 B1(b)		3.5990	11/25/32	36,331
39,046	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR18 A(b)		4.4700	01/25/33	38,165
36,445	WaMu Mortgage Pass-Through Certificates Series Series 2003-S3 1A4		5.5000	06/25/33	33,412
39,893	WaMu Mortgage Pass-Through Certificates Series Series 2003-S5 1A13		5.5000	06/25/33	38,106
16,654	WaMu Mortgage Pass-Through Certificates Series Series 2003-AR9 1A7(b)		4.1520	09/25/33	14,820
22,675	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2 A(d)	ECOFC + 1.250%	4.0650	02/27/34	19,877
43,271	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR2 1A1(b)		3.8820	03/25/36	39,313
94,902	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR17 1A(d)	12MTA + 1.200%	5.6300	11/25/42	81,814
371,811	WaMu Mortgage Pass-Through Certificates Series Series AR10 A1B(d)	TSFR1M + 0.954%	6.2690	07/25/44	344,958
43,501	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR1 A1A(d)	TSFR1M + 0.754%	6.0690	01/25/45	41,084
126,798	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR8 1A1(b)		4.0040	08/25/46	112,884
157,885	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	151,167
60,423	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	60,169
187,030	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.3190	06/25/33	155,333
13,536	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.1800	01/25/35	10,986
632,409	Wells Fargo Alternative Loan Trust Series 2005-1 2A1		5.5000	02/25/35	563,799
1,051,896	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	1,012,799

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
76,065	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	$ 64,375
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6610	07/25/47	137,011
66,409	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	54,088
212,533	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	192,519
					107,419,594
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	962,260

	HOME EQUITY — 3.9%
68,106	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	5.9890	10/25/33	64,583
164,176	AFC Trust Series Series 1999-3 1A(d)	TSFR1M + 1.094%	6.3920	09/28/29	107,726
49,171	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	7.6040	05/25/29	58,816
1,425	Ameriquest Mortgage Securities, Inc. Series 2004-FR1W A6(e)		3.7880	05/25/34	1,417
511,545	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	5.8790	03/25/37	499,082
3,044,510	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	6.4350	05/28/39	2,479,244
1,391,926	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	6.9350	02/28/40	1,146,537
50,276	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	5.0580	06/25/34	46,531
364,697	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	366,627
769,000	BRAVO Residential Funding Trust Series 2021-HE2 B2(c),(d)	SOFR30A + 3.400%	7.4460	11/25/69	713,543
1,250,000	BRAVO Residential Funding Trust Series 2021-HE2 B1(c),(d)	SOFR30A + 2.400%	7.4460	11/25/69	1,186,901
243,303	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	6.4040	07/25/34	238,874
13,028	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.7790	01/25/32	12,995
132,196	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	124,536
299,668	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.0900	05/15/30	277,840
113,191	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	6.0650	08/15/30	111,551
174,738	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	TSFR1M + 1.164%	6.4790	05/25/40	176,576
172,198	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	5.8530	02/27/35	153,823
71,956	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	71,018
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	6.0120	06/25/32	225,533
1,035,640	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	8.1290	07/25/34	957,723
237,917	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	6.1790	12/25/34	229,088
248,297	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	TSFR1M + 0.714%	6.0290	05/25/37	193,338

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	HOME EQUITY — 3.9% (Continued)
295,776	Morgan Stanley A.B.S Capital I Inc Trust Series Series 2003-SD1 M2(d)	TSFR1M + 4.014%	9.3290	03/25/33	$ 274,862
102,761	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 Series 2006-HE2 M1(d)	TSFR1M + 0.609%	5.9240	03/25/36	88,001
278,176	NovaStar Mortgage Funding Trust Series Series 2003-4 A1(d)	TSFR1M + 0.854%	6.1690	02/25/34	270,868
29,738	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	6.1290	03/25/34	27,955
302,698	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	286,487
521,241	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	6.9290	12/25/32	478,849
98,640	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	7.9790	12/25/32	79,683
27,087	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	27,177
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.7650	12/25/33	27,435
216,313	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.2530	12/25/33	193,154
154,258	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	2.4080	03/25/35	129,293
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.3160	02/25/35	1,477,287
326,107	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	318,767
44,960	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	5.7290	06/25/36	44,034
213,328	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	225,106
3,185	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M2(d)	TSFR1M + 1.089%	6.4040	10/25/34	3,090
					13,395,950
	MANUFACTURED HOUSING — 0.3%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	847,089
2,971	Conseco Finance Corporation Series 1996-8 M1(b)		7.8500	11/15/26	2,972
					850,061
	NON AGENCY CMBS — 24.5%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,303,942
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,513,150
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	411,928
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	529,734
300,000	BAMLL Commercial Mortgage Securities Trust Series 2014-520M C(b),(c)		4.3540	08/15/46	176,465
800,000	BANK Series 2019-BN17 E(c)		3.0000	04/15/52	408,243
1,735,000	BANK Series 2023-BNK45 E(c)		4.0000	02/15/56	864,768
868,000	BANK Series 2019-BN19 D(c)		3.0000	08/15/61	356,329
810,000	BANK Series 2019-BN19 B		3.6470	08/15/61	588,150

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 24.5% (Continued)
31,912	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	6.0740	08/25/35	$ 27,834
49,380	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	7.1540	08/25/35	46,530
194,870	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	TSFR1M + 0.594%	5.7490	11/25/35	172,753
25,765	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	6.1040	01/25/36	22,694
91,418	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	5.8640	03/25/37	75,273
1,656,882	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	5.8940	07/25/37	1,503,265
399,078	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	5.9390	07/25/37	342,251
523,157	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	5.9840	07/25/37	445,384
986,510	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	6.1790	07/25/37	842,976
2,188,363	Bayview Commercial Asset Trust Series 2008-2 A4A(c),(d)	TSFR1M + 2.614%	7.9290	04/25/38	2,135,786
88,283	Benchmark Mortgage Trust Series 2018-B5 A2		4.0770	07/15/51	83,087
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	96,996
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	389,843
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	422,610
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	202,094
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4820	05/25/52	429,013
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	220,092
996,272	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	US0001M + 3.150%	8.5800	03/15/24	989,284
121,757	CARBON CAPITAL VI COMMERCIAL MORTGAGE Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	8.2740	10/15/35	95,940
2,708,409	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	2,476,265
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	27,864
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	783,399
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	356,904
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	83,274
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	TSFR1M + 1.264%	6.5750	06/15/31	1,985,280
1,483,258	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(d)	TSFR1M + 1.968%	7.2790	11/15/31	1,370,557
100,000	Citigroup Commercial Mortgage Trust Series 2016-C2 B		3.1760	08/10/49	86,751
50,000	Citigroup Commercial Mortgage Trust Series 2018-C5 AS(b)		4.4080	06/10/51	43,910
367,508	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	5.9250	05/15/31	352,529
73,448	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	67,723
1,940,000	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,713,920
1,980,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,441,537
1,850,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.3150	06/15/57	1,564,153

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 24.5% (Continued)
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0640	11/15/51	$ 174,290
470,000	CSAIL Commercial Mortgage Trust Series 2019-C16 C(b)		4.2370	06/15/52	348,662
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	225,965
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,065,494
1,679,833	FREMF Mortgage Trust Series 2017-KF31 B(c),(d)	SOFR30A + 3.014%	8.1160	04/25/24	1,666,261
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	7.7160	09/25/24	475,759
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	7.1160	06/25/25	50,464
280,624	GS Mortgage Securities Corp Trust Series 2013-G1 B(b),(c)		3.8450	04/10/31	226,521
47,000	GS Mortgage Securities Corporation II Series 2005-ROCK F(c)		5.5150	05/03/32	40,320
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.2980	08/10/44	1,254,266
1,882,000	GS Mortgage Securities Trust Series 2014-GC18 B(b)		4.8850	01/10/47	1,572,523
26,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		5.1670	04/10/47	23,697
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		4.0780	11/10/49	810,993
13,328	GS Mortgage Securities Trust Series 2018-GS9 A2		3.8390	03/10/51	12,376
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,126,660
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,682,814
700,000	HMH Trust Series 2017-NSS A(c)		3.0620	07/05/31	635,357
2,366,000	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	2,074,884
100,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(c)		4.1540	08/05/34	77,209
140,859	Hudsons Bay Simon JV Trust Series 2015-HBFL AFL(c),(d)	TSFR1M + 1.944%	7.2610	08/05/34	131,298
83,875	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	8.0540	08/25/34	77,140
100,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2016-NINE A(b),(c)		2.9490	09/06/38	86,838
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	9.1930	05/15/28	404,343
1,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	6.8080	04/15/31	799,075
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7100	02/15/46	83,390
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	217,746
5,657,901	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0150	06/15/49	1,363,421
3,002,124	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,323,234
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.3270	05/15/48	295,060
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3050	11/15/48	43,125

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 24.5% (Continued)
22,112	Lehman Brothers Small Balance Commercial Mortgage Series 2007-1A 1A(c),(d)	TSFR1M + 0.364%	5.6790	03/25/37	$ 21,502
3,331,000	Lehman Brothers Small Balance Commercial Mortgage Series 1A M1(c),(d)	TSFR1M + 0.614%	5.9290	03/25/37	3,035,695
25,246	LSTAR Commercial Mortgage Trust Series 2015-3 AS(b),(c)		3.2790	04/20/48	24,337
1,500,000	LSTAR Commercial Mortgage Trust Series 2015-3 D(b),(c)		3.2790	04/20/48	1,353,406
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.7600	03/10/49	1,664,660
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8290	03/10/50	1,040,220
8,843,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.3480	08/15/46	8,025,301
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 AS		3.8520	05/15/50	454,559
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	305,526
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.4380	09/09/32	207,152
600,000	Morgan Stanley Capital I Trust Series 2021-PLZA C(b),(c)		2.9030	11/09/43	404,257
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.1580	05/15/48	151,923
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.8690	10/15/51	59,660
242,836	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		4.7800	11/28/35	243,174
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		4.0770	05/10/39	264,084
314,469	RBS Commercial Funding Inc Trust Series 2013-SMV A(c)		3.2600	03/11/31	257,100
500,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.3390	02/25/52	373,279
5,630,000	ReadyCap Commercial Mortgage Trust Series 2018-4 D(b),(c)		5.2140	02/27/51	4,976,811
842,500	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE A1(b),(c)		3.8720	01/05/43	572,678
332,000	UBS Commercial Mortgage Trust Series 2017-C2 B(b)		3.9930	08/15/50	270,296
457,352	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	426,371
799,842	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.8650	03/10/46	550,177
679,408	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	526,035
1,026,286	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	715,015
663,355	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	441,033
368,364	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	285,693
603,351	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	462,479
85,454	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	67,818
2,271,969	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,741,841
1,476,373	Velocity Commercial Capital Loan Trust Series 2022-2 M1(b),(c)		5.4100	04/25/52	1,353,981
1,388,187	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	1,328,109

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 24.5% (Continued)
495,196	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	$ 487,971
1,210,366	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.8870	07/15/41	2,523
78,295	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	74,766
691,683	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		4.1310	07/15/46	568,477
220,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.2560	11/15/59	142,277
86,418	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(c)		4.9930	06/15/44	79,162
950,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(b)		3.8410	06/15/46	772,813
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	369,462
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	88,827
					81,610,115
	OTHER ABS — 1.9%
321,002	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	TSFR1M + 0.464%	5.7750	09/15/45	317,950
144,831	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	121,733
14,478,774	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1970	10/15/52	275,598
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	734,195
104,936	FCI Funding, LLC Series 2021-1A A(c)		1.1300	04/15/33	95,520
953,074	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	925,398
2,097,448	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,772,485
68,318	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	60,517
148,150	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	110,399
580,000	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	506,990
39,505	Longtrain Leasing III, LLC Series 2015-1A A1(c)		2.9800	01/15/45	35,828
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	332,287
90,996	NP SPE II, LLC Series 2017-1A A1(c)		3.3720	10/21/47	78,598
11,198	Orange Lake Timeshare Trust Series 2019-A A(c)		3.0600	04/09/38	10,317
185,837	Orange Lake Timeshare Trust Series 2019-A D(c)		4.9300	04/09/38	169,664
938,036	OWS Cre Funding I, LLC Series 2021-MARG A(c),(d)	US0001M + 4.900%	10.3330	09/15/23	916,541
					6,464,020
	RESIDENTIAL MORTGAGE — 2.8%
337,505	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	6.3690	06/25/29	311,820
7,377,272	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	7.1800	12/31/38	3,213,703
7,527	Chase Funding Trust Series Series 2002-4 2A1(d)	TSFR1M + 0.854%	6.1690	10/25/32	7,272
55,275	Chase Funding Trust Series Series 2004-1 1A7(e)		3.9850	11/25/33	52,099

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	RESIDENTIAL MORTGAGE — 2.8% (Continued)
957,382	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.6790	06/25/32	$ 942,092
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.3430	03/25/34	99,440
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	9.1790	05/25/50	1,204,600
222,769	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	6.3290	10/25/47	194,472
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	6.6290	11/25/34	10,715
75,697	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	73,816
32,435	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	US0001M + 0.240%	5.6690	06/25/32	31,669
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	7.2290	04/25/32	348,920
84,817	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	6.0890	12/25/35	66,816
28,169	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	6.5280	10/20/32	27,982
173,487	Interstar Millennium Series Trust Series 2004-4E A1(d)	EUR003M + 0.400%	4.1880	11/14/36	176,950
582,595	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	549,093
57,371	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	8.2790	06/25/33	60,726
68,646	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	6.5540	11/25/35	64,404
585,000	Mill City Mortgage Trust Series 2015-2 B1(b),(c)		3.7040	09/25/57	528,909
403,299	RAAC Series Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0290	06/25/44	319,690
534,199	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	6.1890	10/25/46	505,984
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	8.5790	08/25/33	480,548
					9,271,720
	STUDENT LOANS — 0.9%
37,221	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	6.0160	01/25/43	34,329
2,315,000	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	SOFR30A + 4.354%	9.6420	11/26/40	2,645,881
206,328	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	172,748
74,246	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	5.7650	06/15/31	71,699
29,750	National Collegiate Trust (The) Series 2005-GATE B(c),(d)	US0001M + 0.450%	5.8800	07/27/26	27,279
16,287	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.5660	10/25/40	13,105
78,848	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.6260	01/25/55	72,788
99,997	Student Loan A.B.S Repackaging Trust Series Series 2007-1 3A1(c),(d)	US0003M + 0.215%	5.8650	11/27/30	99,705
					3,137,534
	WHOLE BUSINESS — 0.9%
2,453,478	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	US0001M + 0.400%	5.8280	10/20/40	2,205,734
58,692	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	US0001M + 2.150%	7.5780	10/20/40	47,271

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	WHOLE BUSINESS — 0.9% (Continued)
117,562	Business Loan Express Business Loan Trust Series 2007-AX C(d)	US0001M + 2.150%	7.5780	10/20/40	$ 94,687
502,131	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	8.0000	12/27/44	483,390
					2,831,082
	TOTAL ASSET BACKED SECURITIES (Cost $263,660,681)				250,662,637

	CORPORATE BONDS — 11.8%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISDA30*USISDA02)	0.0000	01/21/26	59,325
274,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	12/31/33	168,510
65,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	02/28/34	40,083
890,000	Nomura America Finance, LLC(d)	4*(USISDA30 - USISDA02 - 0.25%)	0.0000	07/29/34	544,013
					811,931
	BANKING — 3.5%
190,000	Bank of Nova Scotia (The)(d)	4*(USISDA30-USISDA02)	0.0000	06/27/33	112,575
120,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2)	0.0000	01/30/34	73,200
100,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2 - 0.50%)	0.0000	08/28/34	59,875
75,000	Barclays Bank PLC(b)		0.0000	01/23/26	74,654
525,000	Barclays Bank PLC(d)	4.25*(USISDA30-USISDA02)	0.0000	09/13/28	407,531
50,000	Barclays Bank PLC(d)	4*(USISDA30-USISDA02)	0.0000	10/18/28	38,563
75,000	Barclays Bank PLC(d)	4*(USISDA10-USISDA02)-1.00%	0.0000	08/15/33	46,500
58,000	Barclays Bank PLC(d)	4*(USISDA30-USISDA02-0.5%)	0.0000	04/25/34	34,728
70,000	Barclays Bank PLC(d)	8*(USISDA30 - USISDA5 - 0.25%)	0.0000	07/31/34	44,275
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	107,085
430,000	Citigroup, Inc.(d)	4*(CMS30-CMS5 - 0.25%)	0.0000	06/11/33	266,600
1,037,000	Citigroup, Inc.(d)	4.5*(USISDA30-USISDA05)	0.0000	11/26/33	641,644
507,000	Citigroup, Inc.(d)	4*(USISDA30-USISDA02) - 1.000%	0.0000	12/29/34	310,538

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	BANKING — 3.5% (Continued)
55,000	Citigroup, Inc.(d)	20*(USISDA30-USISDA02 -0.875%)	0.0000	08/31/35	$ 32,588
170,000	Credit Suisse A.G.(d)	8*(USISDA30-USISDA02)	0.0000	07/31/30	96,900
627,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	379,335
300,000	Credit Suisse A.G.(d)	7.5*(USISDA30-USISDA02)	0.0000	09/30/30	179,250
220,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	01/29/31	135,300
791,000	Credit Suisse A.G.(d)	12*(USISDA30-USISDA02)	0.0000	04/29/31	493,386
1,024,000	Credit Suisse A.G.(d)	15*(USISDA30-USISDA02)	0.0000	10/31/31	627,200
120,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA05-0.550%)	0.0000	01/31/33	69,000
245,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.40%)	0.0000	06/30/34	142,100
1,257,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.500%)	0.0000	08/28/34	722,774
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISDA30 - USISDA02 - 0.25%)	0.0000	10/31/34	2,340,253
961,000	Deutsche Bank A.G.(d)	4*(USISDA30 - USISDA02 - 0.25%)	0.0000	11/26/34	563,386
738,000	Deutsche Bank A.G.(d)	10*(USISDA30-USISDA02) - 8.750%	0.0000	03/27/35	420,660
75,000	Deutsche Bank A.G.(d)	15*(USISDA30 - USISDA02 - 0.875%)	0.0000	12/23/35	43,125
100,000	HSBC USA, Inc.(d)	6.250*(USISDA30-USISDA05)	0.0000	05/21/29	76,625
200,000	Lloyds Bank plc(d)	(USISDA30-USISDA05+0.500%) - 0.500%	0.0000	01/31/33	117,750
136,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02 -0.25%)	0.0000	10/25/33	83,300
655,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02) - 1.400%	0.0000	11/27/33	405,958
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISDA30-USISDA02)	0.0000	04/30/34	174,488
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISDA30-USISDA5-0.25%)	0.0000	07/31/34	855,469
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISDA30-USISDA02)	0.0000	03/31/36	374,663
125,000	NatWest Markets plc(d)	4*(CMS30-CMS2 - 0.25%)	0.0000	08/18/31	77,500
100,000	NatWest Markets plc(d)	4*(USISDA30 - USISDA02 - 0.50%)	0.0000	08/26/31	62,000

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	BANKING — 3.5% (Continued)
202,000	SG Structured Products, Inc.(b)		0.0000	03/31/26	$ 163,620
185,000	SG Structured Products, Inc.(d)	4*(USISDA30 - USISDA02 - 0.50%)	0.0000	07/29/31	124,875
744,000	Societe Generale S.A.(d)	10*(USISDA30-USISDA02)	0.0000	10/29/32	470,580
203,000	Societe Generale S.A.(d)	50*(USISDA30-USISDA02)	0.0000	01/31/35	145,906
135,000	STRATS, LLC(d)	US0006M + 1.000%	6.8430	02/15/34	105,019
					11,700,778
	INSTITUTIONAL FINANCIAL SERVICES — 4.1%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISDA30-USISDA02)	0.0000	04/25/32	28,885
35,000	Citigroup Global Markets Holdings, Inc.		0.0000	11/22/32	22,488
200,000	Citigroup Global Markets Holdings, Inc.		10.0000	03/29/34	145,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISDA30-USISDA02)	0.0000	03/29/34	42,600
95,000	Credit Suisse A.G.(d)	8*(USISOA30- USISOA02)	0.0000	10/30/30	57,950
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISDA30-USISDA05)	0.0000	03/19/29	281,963
500,000	GS Finance Corporation(d)	7*(USISDA30-USISDA05)-1.75%	0.0000	03/24/31	295,000
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.1840	08/31/39	537,577
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)	7.5*(USISDA30-USISDA02)	0.0000	05/31/34	60,140
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.0000	06/30/37	18,522
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA30-USISDA02)	0.0000	07/31/37	708,100
446,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA10-USISDA02)	0.0000	08/31/37	265,370
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(10*(USISDA10-USISDA02)	0.0000	08/31/37	90,000
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(10*(USISDA10-USISDA02)	0.0000	09/30/37	133,030
240,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8.5*(USISDA30-USISDA02)	0.0000	10/31/37	135,762
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.0000	01/31/38	66,000
762,000	Jefferies Group, LLC / Jefferies Group Capital(d)	USISOA30 + 0.750%	4.6310	02/28/38	526,754
280,000	Jefferies Group, LLC / Jefferies Group Capital(d)	US0003M + 4.000%	5.0000	03/20/40	229,629
115,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	0.0000	03/21/27	96,600
56,000	Morgan Stanley(d)	4*(USISDA30-USISDA05)	0.0000	06/28/28	42,630

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.1% (Continued)
1,015,000	Morgan Stanley(d)	8*(USISDA30-USISDA05)	0.0000	09/27/28	$ 781,549
753,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	10/15/28	579,810
100,000	Morgan Stanley(b)		0.0000	06/29/29	85,000
3,588,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	04/30/30	2,439,839
1,388,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	05/29/30	943,839
403,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	06/30/30	274,040
221,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	07/31/30	148,070
290,000	Morgan Stanley(d)	8.5*(USISDA30-USISDA02)	0.0000	08/19/30	195,025
216,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	08/31/30	144,720
285,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	193,444
151,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	10/30/30	99,660
171,000	Morgan Stanley (d)	5*(USISDA30-USISDA02)	0.0000	10/30/30	110,827
50,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	11/30/30	32,243
167,000	Morgan Stanley(b)	9*(USISOA30-USISOA02)	0.0000	03/31/31	128,590
20,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	0.0000	03/31/31	14,200
89,000	Morgan Stanley(b)	9*(CMS30-CMS02)	0.0000	05/31/31	66,861
100,000	Morgan Stanley(b)	9*(USISOA30-USISOA02)	0.0000	06/30/31	76,625
114,000	Morgan Stanley(b)	8.5*(USISOA30-USISOA02)	0.0000	07/29/31	85,643
228,200	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	09/16/31	150,612
117,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0000	01/30/34	71,078
209,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	03/31/34	119,130
287,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	05/30/34	163,590
220,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	07/31/34	125,400
121,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	08/29/34	69,878
120,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	09/30/34	69,150

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.1% (Continued)
238,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	10/08/34	$ 136,850
233,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	10/31/34	140,965
30,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	11/28/34	17,250
230,000	Morgan Stanley(d)	4.5*(USISDA30-USISDA02)	0.0000	12/31/34	131,388
304,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	01/30/35	185,820
473,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	02/27/35	269,610
438,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0000	03/31/35	260,610
532,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	04/30/35	372,400
73,000	Morgan Stanley(b)	9*(CMS30-CMS02)	0.0000	05/29/35	51,465
135,000	Morgan Stanley(b)	9*(CMS30-CMS02)	0.0000	06/30/35	94,500
268,000	Morgan Stanley(b)	9*(CMS30-CMS02)	0.0000	07/31/35	188,940
79,000	Morgan Stanley(b)	9*(USISDA30-USISDA02)	0.0000	09/30/35	55,695
109,000	Morgan Stanley(b)	9*(USISDA30-USISDA02)	0.0000	11/30/35	76,845
134,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	12/23/35	93,800
816,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	02/29/36	503,880
					13,532,841
	LEISURE FACILITIES & SERVICES — 0.2%
510,777	Times Square Hotel Trust(c)		8.5280	08/01/26	505,492

	OIL & GAS PRODUCERS — 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	227,968
570,000	Petroleos Mexicanos		6.7500	09/21/47	353,213
					581,181
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(g)
110,000	American Tower Trust #1(c)		3.6520	03/23/28	101,630

	SPECIALTY FINANCE — 3.6%
184,243	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	5.7650	02/15/52	137,710
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	US0006M + 2.050%	7.4370	05/01/32	2,293,908

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.8% (Continued)
	SPECIALTY FINANCE — 3.6% (Continued)
498,000	Morgan Stanley Finance, LLC(b)	15*(USISDA30-USISDA02)	0.0000	04/30/33	$ 353,580
541,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	0.0000	06/30/36	338,125
215,000	Morgan Stanley Finance, LLC(d)	15*(USISDA30-USISDA02)	0.0000	07/29/36	137,600
3,474,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	08/31/36	2,240,730
788,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	09/30/36	508,260
4,218,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	11/29/36	2,720,610
1,269,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	01/31/37	818,505
361,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	04/28/37	232,845
267,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	07/31/37	172,215
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	0.0000	09/29/37	1,258,750
158,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	09/29/37	101,910
45,578	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	US0003M + 0.860%	6.3810	07/03/33	42,946
634,876	Select Notes Trust LT		5.9100	02/22/33	521,472
					11,879,166
	TOTAL CORPORATE BONDS (Cost $54,985,952)				39,113,019

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	57,297
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	7,818
1,185,000	Argentine Republic Government International Bond(e)		3.6250	07/09/35	352,963
					418,078
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction & Development(b)		0.0000	06/30/34	601,295

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,454,709)				1,019,373

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 6.7%
	AGENCY FIXED RATE — 1.2%
4,000,000	Fannie Mae Pool BY8354	6.0000	08/01/53	$ 4,012,973

	AGENCY MBS OTHER — 0.0%(g)
35,814	Fannie Mae Pool 257064	4.5000	11/01/37	34,767
33,824	Ginnie Mae II Pool BU6365(b)	4.5890	04/20/70	33,387
				68,154
	U.S. TREASURY NOTES — 5.5%
1,000,000	United States Treasury Note	4.0000	06/30/28	987,969
1,000,000	United States Treasury Note	3.7500	06/30/30	973,438
12,000,000	United States Treasury Note	3.5000	02/15/33	11,433,750
5,000,000	United States Treasury Note	3.3750	05/15/33	4,713,281
				18,108,438
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,557,961)			22,189,565

	TOTAL INVESTMENTS - 94.1% (Cost $342,659,303)			$ 312,984,594
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.9%			19,783,955
	NET ASSETS - 100.0%			$ 332,768,549

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
17	Ultra 10-Year US Treasury Note Futures	12/19/2023	$ 1,973,859	$ 37,851
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Depreciation
80	Cboe iBoxx iShares $ High Yield Corporate Bond	12/01/2023	$ 11,659,600	$ (191,690)
5	CBOT 2 Year US Treasury Note Future	12/29/2023	1,019,023	(3,007)
	TOTAL FUTURES CONTRACTS			$ (194,697)

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/
								(Depreciation)
CDX.NA.HY Series 40	Annual	GS	5.00%	6/20/2028	$ 30,000,000	$ (1,151,295)	$ (976,262)	$ (175,033)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(236,615)	(141,756)	(94,859)

TOTAL						$ (1,387,910)	$ (1,118,018)	$ (269,892)
INTEREST RATE SWAP
Reference Entity	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/
								(Depreciation)
1 Year SOFR Compound Index	Annual	GS	0.9975%	1/25/2024	$ 100,000,000	$ 4,168,306	$ -	$ 4,168,306

GS	- Goldman Sachs
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
CMS2	2 Year Constant Maturity Swap Rate
CMS5	5 Year Constant Maturity Swap Rate
CMS30	30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 month
TSFR3M	Secured Overnight Financing Rate 3 month
TSFR6M	Secured Overnight Financing Rate 6 month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA02	2 Year Dollar ICE Swap Rate
USISDA05	5 Year Dollar ICE Swap Rate
USISDA30	30 Year Dollar ICE Swap Rate
USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2023 the total market value of 144A securities is 168,539,039 or 50.6% of net assets.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2023.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2023.
(f)	Zero coupon bond.
(g)	Percentage rounds to less than 0.1%.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.